Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
United States	$ (4.1)	$ (3.0)	$ 0.0
State and local	0.2	0.3	0.4
Foreign	29.9	26.0	22.8
Total current	26.0	23.3	23.2
Deferred:
United States	(3.5)	(10.9)	0.5
State and local	(0.3)	0.1	(0.1)
Foreign	(3.7)	2.4	(9.0)
Total deferred	(7.5)	(8.4)	(8.6)
Total income tax expense	$ 18.5	$ 14.9	$ 14.6